Schedule of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Carrying amount at beginning of year	$ 1,666.3	$ 1,594.0
Acquisition	217.8	84.5
Translation differences	(13.4)	(12.2)
Carrying amount at end of year	1,870.7	1,666.3
Passive Safety
Goodwill [Line Items]
Carrying amount at beginning of year	1,388.3	1,400.5
Translation differences	(7.7)	(12.2)
Carrying amount at end of year	1,380.6	1,388.3
Electronics
Goodwill [Line Items]
Carrying amount at beginning of year	278.0	193.5
Acquisition	217.8	84.5
Translation differences	(5.7)
Carrying amount at end of year	$ 490.1	$ 278.0